INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions												3 Months Ended		12 Months Ended
	Dec. 31, 2025	Oct. 02, 2025	Oct. 01, 2025	Sep. 29, 2025	Sep. 24, 2025	May 09, 2025	Apr. 29, 2025	Mar. 26, 2025	Dec. 23, 2024	Apr. 18, 2024	Aug. 31, 2023	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year													$ 5,672	$ 5,672	$ 5,402
Share of earnings for the year														627	439	$ 459
Foreign currency translation and other														706	(542)
Share of other comprehensive income														(372)	361
Distributions														(1,112)	(283)
Disposition of interest														(1,557)	(55)
Acquisitions														2,413	350
Balance at end of year	$ 6,377													6,377	5,672	5,402
Disposal of investments in associates and joint ventures														$ 1,449	$ 0	$ 1,107
Global intermodal logistics operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary												33.00%	33.00%	27.00%	27.00%
Disposal of investments in associates and joint ventures				$ 425				$ 120
Gain on sale of investment				$ 115
Disposal of ownership interest, percentage				33.00%				33.00%
Ownership interest								67.00%
Global intermodal logistics operation | Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures				$ 115
Gain on sale of investment				$ 30
European hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary												90.00%		18.00%	18.00%
Disposal of investments in associates and joint ventures												$ 1,700
Disposal of ownership interest, percentage												90.00%
Ownership interest												10.00%
European hyperscale data center platform | Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures												$ 310
Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest		25.00%	34.00%
U.K. ports operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures			$ 380
Ownership interest			25.00%
GATX Corporation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures	900
Brazilian rail and port logistics business
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary, additional										10.00%
Consideration transferred										$ 350
Proportion of ownership interest in subsidiary										21.00%
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary, additional							15.00%		15.00%
Proportion of ownership interest in subsidiary							31.00%		31.00%
U.S. Gas Pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures						$ 400
Gain on sale of investment						$ 160
Disposal of ownership interest, percentage						25.00%
Revaluation gains						$ 70
Australian regulated utility operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures					$ 495									$ 630
Gain on sale of investment					365									165
Ownership interest											7.90%
Reclassification adjustments on exchange differences on translation, net of tax					$ 12						$ 28			63
U.K. ports operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage			34.00%
South Korean industrial gas business
Disclosure Of Associates And Joint Ventures [Line Items]
Consideration transferred	500													500
South Korean industrial gas business | Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Consideration transferred	125													$ 125
South Korean industrial gas business | GATX Corporation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures	$ 230